Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trading securities:
Fair Value	$ 5,422,264	$ 11,992,929
Cost	7,531,588	16,892,960
Unrealized (loss) gain in profit and loss	(2,109,324)	(4,900,031)
Fair Value, Equity securities without readily determinable fair value	5,516,773	66,775,423
Net realized gain on short-term investments	2,109,324	4,900,031
Investment product [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Trading securities:
Unrealized (loss) gain in profit and loss	(2,123,567)
Equity securities [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Trading securities:
Fair Value	3,996,130	11,049,675
Cost	6,119,697	13,793,189
Unrealized (loss) gain in profit and loss		(2,743,514)
Investment Product [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Trading securities:
Fair Value	1,426,134	943,254
Cost	1,411,891	3,099,771
Unrealized (loss) gain in profit and loss	$ 14,243	$ (2,156,517)